Computer Software	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Computer Software

NOTE 4: COMPUTER SOFTWARE

Computer software consists of the following:

Description	December 31, 2017	December 31, 2016
Computer software and applications	$30,000	$-
	30,000	-
Less: accumulated amortization	(1,500)	-
Computer Software, net	$28,500	$-

On October 2, 2017, the Company purchased computer software and applications from an affiliate to further enhance its sales to distributors (Note 6). The Company recorded the actual historical costs incurred by the affiliate in acquiring and developing the computer software and applications. Amortization expense for the computer software and applications purchased for the years ended December 31, 2017 and 2016, was $1,500 and $0, respectively.